Note 27 - Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
								2019
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(11,823.8)	11,630.3	122.2	(266.4)	(1,147.1)	873.5	652.9
	Commodity	(2,293.5)	2,100.0	36.8	(74.8)	(57.5)	(197.1)	(108.3)
	American Dollar	(9,192.4)	9,192.4	44.3	(188.6)	(1,085.4)	1,132.8	795.5
	Euro	(177.6)	177.6	–	(3.0)	(3.3)	(4.3)	(8.8)
	Mexican Pesos	(160.3)	160.3	41.1	–	(0.9)	(57.9)	(25.5)
Fixed Assets		(816.9)	816.9	11.4	(53.8)	(279.9)	202.4	199.9
	American Dollar	(816.9)	816.9	11.4	(53.8)	(279.9)	202.4	199.9
Expenses		(262.1)	262.1	2.2	(17.3)	(5.6)	4.8	2.7
	American Dollar	(262.1)	262.1	2.2	(17.3)	(5.6)	5.0	2.8
	Rupee	-	–	–	–	–	(0.2)	(0.1)
Cash		-	–	–	–	(0.1)	–	–
	Interest rate	-	–	–	–	(0.1)	–	–
Debts		(362.7)	–	–	–	5.9	–	–
	American Dollar	(114.3)	–	–	–	0.6	–	–
	Interest rate	(248.4)	–	–	–	5.3	–	–
Equity Instrument		(1,873.4)	1,057.8	37.5	(17.9)	161.1	–	–
	Stock Exchange Prices	(1,873.4)	1,057.8	37.5	(17.9)	161.1	–	–
Foreign Investments		-	–	–	–	–	(28.5)	28.5
	American Dollar	-	–	–	–	–	(28.5)	28.5
As at December 31, 2019		(15,138.9)	13,767.1	173.3	(355.4)	(1,265.7)	1,052.2	884.0
								2018
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(11,793.2)	11,607.3	184.4	(394.2)	(784.4)	1,182.8	1,733.6
	Commodity	(2,597.0)	2,411.1	14.9	(270.6)	(104.1)	78.4	(160.0)
	American Dollar	(8,774.3)	8,774.3	128.4	(119.9)	(681.5)	1,080.7	1,796.0
	Euro	(152.4)	152.4	2.2	(1.0)	(3.0)	4.6	2.8
	Mexican Pesos	(269.5)	269.5	38.9	(2.7)	4.2	19.1	94.8
Fixed Assets		(890.0)	890.0	23.7	(29.3)	21.9	–	–
	American Dollar	(890.0)	890.0	23.7	(29.1)	19.3	–	–
	Euro	-	–	–	(0.2)	2.6	–	–
Expenses		(314.0)	314.0	11.4	(14.2)	(0.4)	17.7	(0.6)
	American Dollar	(311.8)	311.8	11.4	(14.2)	(0.8)	18.5	–
	Rupee	(2.2)	2.2	–	–	0.4	(0.8)	(0.6)
Cash		(15.0)	15.0	0.4	–	(347.4)	–	–
	American Dollar	-	–	0.3	–	(347.3)	–	–
	Interest rate	(15.0)	15.0	0.1	–	(0.1)	–	–
Debts		(1,010.6)	338.2	34.9	(1.1)	89.6	–	–
	American Dollar	(672.4)	–	–	–	73.2	–	–
	Interest rate	(338.2)	338.2	34.9	(1.1)	16.4	–	–
Equity Instrument		(1,535.4)	1,108.4	0.1	(243.0)	(378.2)	–	–
	Stock Exchange Prices	(1,535.4)	1,108.4	0.1	(243.0)	(378.2)	–	–
Foreign Investments		-	–	–	–	4.3	(57.0)	7.4
	American Dollar	-	–	–	–	4.3	(57.0)	7.4
As at December 31, 2018		(15,558.2)	14,272.9	254.9	(681.8)	(1,394.6)	1,143.5	1,740.4

Disclosure of detailed information about hedging instruments [text block]
	2019
	Risk
	Interest rate	Amount
Brazilian Real	9.3%	171.8
American Dollar	4.1%	95.3
Canadian Dollar	2.7%	0.5
Interest rate post fixed		267.6

Brazilian Real	10.4%	2,006.7
Dominican Peso	10.0%	209.7
American Dollar	4.7%	19.1
Guatemala’s Quetzal	6.3%	12.0
Canadian Dollar	3.5%	243.7
Others	9.2%	126.3
Interest rate pre-set		2,617.5
	2018 (restated)
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	9.1%	237.6	6.8%	516.0
American Dollar	3.6%	630.0	3.6%	630.0
Canadian Dollar	2.8%	752.6	2.8%	752.6
Interest rate post fixed		1,620.2		1,898.6

Brazilian Real	9.7%	2,034.5	10.1%	1,756.1
Dominican Peso	9.4%	217.4	9.4%	217.4
American Dollar	4.4%	42.3	4.4%	42.3
Guatemala´s Quetzal	7.8%	11.5	7.8%	11.5
Canadian Dollar	3.5%	145.5	3.5%	145.5
Other Latin American currencies	10.2%	32.1	10.2%	32.1
Interest rate pre-set		2,483.3		2,204.9

Sensitivity analysis for types of market risk [text block]
Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease on commodities price	(38.0)	(86.5)	(563.0)	(1,088.0)
Input purchase		38.0	92.1	611.4	1,184.7
Foreign exchange hedge	Foreign currency decrease	(106.2)	(200.9)	(2,488.7)	(4,871.3)
Input purchase		106.2	200.9	2,488.7	4,871.3
Costs effects		–	5.6	48.4	96.7

Foreign exchange hedge	Foreign currency decrease	(42.4)	(62.2)	(246.6)	(450.8)
Capex Purchase		42.4	62.2	246.6	450.8
Fixed assets effects		–	–	–	–

Foreign exchange hedge	Foreign currency decrease	(15.1)	(21.7)	(80.6)	(146.1)
Expenses		15.1	21.7	80.6	146.1
Expenses effects		–	–	–	–

Cash	Foreign currency decrease	–	0.7	28.6	57.2
Interest expenses	Increase in interest rate	–	1.6	15.2	28.6
Debt effects		–	2.3	43.8	85.8

Equity Instrument Hedge	Stock Exchange Price decrease	19.6	(17.6)	(244.8)	(509.3)
Expenses		(19.6)	43.6	448.7	917.1
Equity effects		–	26.0	203.9	407.8
		–	33.9	296.1	590.3

Disclosure of notional and fair value amounts per financial instrument and maturity [text block]
		Notional Value
Exposure	Risk	2020	2021	2022	2023	>2023	Total

Cost		11,588.7	41.6	–	–	–	11,630.3
	Commodity	2,058.4	41.6	–	–	–	2,100.0
	American Dollar	9,192.4	–	–	–	–	9,192.4
	Euro	177.6	–	–	–	–	177.6
	Mexican Peso	160.3	–	–	–	–	160.3

Fixed asset		816.9	–	–	–	–	816.9
	American Dollar	816.9	–	–	–	–	816.9

Expenses		262.1	–	–	–	–	262.1
	American Dollar	262.1	–	–	–	–	262.1

Equity Instrument		1,057.8	–	–	–	–	1,057.8
	Stock prices	1,057.8	–	–	–	–	1,057.8
		13,725.5	41.6	–	–	–	13,767.1
		Fair Value
Exposure	Risk	2020	2021	2022	2023	>2023	Total

Cost		(145.3)	1.1	–	–	–	(144.2)
	Commodity	(39.1)	1.1	–	–	–	(38.0)
	American Dollar	(144.3)	–	–	–	–	(144.3)
	Euro	(3.0)	–	–	–	–	(3.0)
	Mexican Peso	41.1	–	–	–	–	41.1

Fixed asset		(42.4)	–	–	–	–	(42.4)
	American Dollar	(42.4)	–	–	–	–	(42.4)

Expenses		(15.1)	–	–	–	–	(15.1)
	American Dollar	(15.1)	–	–	–	–	(15.1)

Equity Instrument		19.6	–	–	–	–	19.6
	Stock prices	19.6	–	–	–	–	19.6
		(183.2)	1.1	–	–	–	(182.1)

Disclosure of detailed information about financial instruments [text block]
	2019
	Fair value through other comprehensive income	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents	3,644.7	8,256.0	–	11,900.7
Trade receivables excluding prepaid expenses	–	6,456.7	–	6,456.7
Investment securities	–	163.6	14.6	178.2
Financial instruments derivatives	–	–	37.6	37.6
Derivatives hedge	–	–	135.7	135.7
Total	3,644.7	14,876.3	187.9	18,708.9

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	–	16,962.9	3,092.2	20,055.1
Financial instruments derivatives	–	–	17.9	17.9
Derivatives hedge	–	–	337.5	337.5
Interest-bearning loans and borrowings	–	3,062.8	–	3,062.8
Total	–	20,025.7	3,447.6	23,473.3
	2018 (restated)
	Fair value through other comprehensive income	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents	3,778.4	7,685.1	–	11,463.5
Trade receivables excluding prepaid expenses	–	6,874.3	–	6,874.3
Investment securities	–	147.3	13.4	160.7
Financial instruments derivatives	–	–	34.1	34.1
Derivatives hedge	–	–	220.8	220.8
Total	3,778.4	14,706.7	268.3	18,753.4

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	–	15,535.6	2,669.5	18,205.1
Financial instruments derivatives	–	–	243.4	243.4
Derivatives hedge	–	–	438.4	438.4
Interest-bearning loans and borrowings	–	4,103.6	–	4,103.6
Total	–	19,639.2	3,351.3	22,990.5

Disclosure of financial instruments fair value hierarchy [text block]
	2019				2018

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through other comprehensive income	3,644.7	–	–	3,644.7	3,778.4	–	–	3,778.4
Financial asset at fair value through profit or loss	14.6	–	–	14.6	13.4	–	–	13.4
Derivatives assets at fair value through profit or loss	–	37.6	–	37.6	0.1	34.0	–	34.1
Derivatives - operational hedge	25.1	110.6	–	135.7	1.6	219.2	–	220.8
	3,684.4	148.2	–	3,832.6	3,793.5	253.2	–	4,046.7
Financial liabilities
Financial liabilities at fair value through profit and loss (i)	–	–	3,092.2	3,092.2	–	–	2,669.5	2,669.5
Derivatives liabilities at fair value through profit or loss	–	17.9	–	17.9	0.5	242.9	–	243.4
Derivatives - operational hedge	43.2	294.3	–	337.5	36.6	401.8	–	438.4
	43.2	312.2	3,092.2	3,447.6	37.1	644.7	2,669.5	3,351.3

Disclosure of fair value measurement of liabilities [text block]
Financial liabilities at December 31, 2018 (i)	2,669.5
Acquisition of investments	(24.9)
Total gains and losses in the year	447.6
Losses/(gains) recognized in net income	542.3
Losses/(gains) recognized in equity	(94.7)
Financial liabilities at December 31, 2019	3,092.2